Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2022 and 2023 is as follows:

	At December 31,
	2022				2023
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	140	Ps.	91,469	US$	150	Ps.	56,426
Swaps US Dollar – Euro	US$	800		1,845,832	US$	800		257,278
Swaps Yen – US Dollar		¥6,500		101,409		¥6,500		34,720
Swaps Euro – US Dollar		—		—		€152		104,070
Forwards US Dollar – Mexican Peso	US$	100		6,636	US$	228		12,009
Forwards Brazilian Real – US Dollar	R$	2,899		225,933	R$	5,201		407,878
Forwards Euro – US Dollar		€509		331,401		€1,390		573,653

Total Assets			Ps.	2,602,680			Ps.	1,446,034

	At December 31,
	2022				2023
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Mexican Peso	US$	1,750	Ps.	(731,565)	US$	3,140	Ps.	(5,147,566)
Swaps US Dollar – Euro	US$	150		(215,240)	US$	150		(276,227)
Swaps Yen – US Dollar		¥6,500		(230,843)		¥6,500		(270,825)
Swaps Pound Sterling – Euro		£640		(2,070,175)		£640		(1,586,633)
Swap Pound Sterling – US Dollar		£1,560		(11,507,501)		£1,560		(8,069,567)
Swaps Euro – US Dollar		€1,145		(3,474,154)		€825		(1,680,315)
Swaps Euro – Mexican Peso		€750		(2,880,279)		—		—
Forwards US Dollar – Mexican Peso	US$	1,945		(783,334)	US$	742		(311,288)
Forwards Brazilian Real – US Dollar	R$	2,763		(122,201)	R$	123		(459)
Forwards Euro – US Dollar		€952		(915,854)		€435		(160,448)
Forwards Euro – Mexican Peso		—		—		€50		(16,267)
Put option		€374		(368,364)		—		—
Call option		€2,097		(2,031,836)		€2,020		(376,784)

Total Liabilities		—	Ps.	(25,331,346)		—	Ps.	(17,896,379)

Summary of Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2024	2025	2026	2027	2028 Thereafter
Assets
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	150
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	800
Swaps Euro – US Dollar	€	—	—	—	152	—
Forwards US Dollar – Mexican Peso	US$	228	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	5,201	—	—	—	—
Forwards Euro – US Dollar	€	1,390	—	—	—	—
Liabilities
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	3,140
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Euro – US Dollar	€	175	—	—	250	400
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps Sterling Pound – Euro	£	—	—	390	—	250
Swap Sterling Pound – US Dollar	£	—	—	110	—	1,450
Forwards US Dollar – Mexican Peso	US$	742	—	—	—	—
Forwards Euro – US Dollar	€	435	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	123	—	—	—	—
Forwards Euro – Mexican Peso	€	50	—	—	—	—
Call Option	€	2,020	—	—	—	—